UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund
The fund's portfolio
5/31/08 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Chemicals (4.5%)
Akzo Nobel NV (Netherlands)	142,227	$12,036,573
BASF AG (Germany)	80,991	12,140,057
Celanese Corp. Ser. A	211,700	10,309,790
CF Industries Holdings, Inc. (S)	43,400	5,941,460
		40,427,880

Construction (1.0%)
Lafarge SA (France)	48,512	8,771,709

Containers (0.6%)
Ball Corp.	96,627	5,246,846

Energy (Oil Field) (16.2%)
Aker Solutions ASA (Norway)	181,500	5,126,013
Cameron International Corp. (NON) (S)	196,900	10,480,987
FMC Technologies, Inc. (NON)	120,200	8,636,370
Global Industries, Ltd. (NON)	707,600	12,206,100
Halliburton Co.	383,300	18,620,714
National-Oilwell Varco, Inc. (NON)	225,100	18,755,332
Petroleum Geo-Services ASA (Norway)	369,500	10,888,535
Saipem SpA (Italy)	426,645	19,589,579
Schlumberger, Ltd. (S)	193,300	19,548,429
TGS Nopec Geophysical Co. ASA (Norway) (NON)	606,900	9,629,555
Transocean, Inc. (NON) (S)	79,900	12,000,181
		145,481,795

Forest Products and Packaging (0.6%)
Smurfit Kappa PLC (Ireland)	449,141	4,540,860
Smurfit Kappa PLC 144A (Ireland)	53,286	538,727
		5,079,587

Metals (13.9%)
ArcelorMittal (Luxembourg)	166,326	16,510,455
BHP Billiton PLC (United Kingdom)	606,002	22,969,259
Freeport-McMoRan Copper & Gold, Inc. Class B	138,600	16,037,406
Nucor Corp.	197,700	14,787,960
Rio Tinto PLC (United Kingdom)	85,789	10,286,716
Salzgitter AG (Germany)	22,740	4,467,205
Teck Cominco, Ltd. Class B (Canada)	185,030	9,147,321
TMK OAO GDR (Russia)	119,711	4,848,296
United States Steel Corp. (S)	96,360	16,642,336
Xstrata PLC (Switzerland)	113,857	8,994,039
		124,690,993

Oil & Gas (59.9%)
Acergy SA (United Kingdom)	228,300	5,932,836
Apache Corp.	239,031	32,044,496
BP PLC (United Kingdom)	3,377,034	40,660,246
Chevron Corp. (S)	260,600	25,838,490
China Petroleum & Chemical Corp. ADR (China) (S)	108,926	10,987,366
Devon Energy Corp.	283,174	32,831,194
ENI SpA (Italy)	595,350	24,289,174
EOG Resources, Inc. (S)	124,872	16,062,285
Fred Olsen Energy ASA (Norway)	268,800	17,028,341
Gazprom (Russia)	1,080,154	16,450,745
Hess Corp. (S) (SEG)	146,600	18,003,946
KazMunaiGas Exploration Production GDR (Kazakhstan)	147,400	4,783,130
Lukoil ADR (Russia)	112,433	12,592,496
Marathon Oil Corp.	511,098	26,265,326
Nexen, Inc. (Canada)	454,500	17,460,733
Noble Energy, Inc. (S)	179,600	17,502,020
Occidental Petroleum Corp.	450,106	41,378,243
Repsol YPF S.A. (Spain)	217,580	9,002,077
Saras SpA (Italy)	2,451,755	15,101,301
Statoil ASA (Norway)	659,000	25,591,229
Suncor Energy, Inc. (Canada)	242,400	16,526,386
Sunoco, Inc. (S)	121,100	5,385,317
Total SA (France)	409,753	35,747,829
Total SA ADR (France) (S)	232,438	20,282,540
Ultra Petroleum Corp. (NON)	127,700	11,106,069
Valero Energy Corp.	321,454	16,342,721
XTO Energy, Inc.	331,832	21,111,152
		536,307,688

Utilities & Power (0.9%)
Babcock & Brown Wind Partners (Australia)	5,031,575	8,179,026

Total common stocks (cost $612,320,252)		$874,185,524

SHORT-TERM INVESTMENTS (14.8%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	22,810,665	$22,810,665
Short-term investments held as collateral for loaned

securities with yields ranging from 2.20% to 2.91% and
due dates ranging from June 2, 2008 to July 25, 2008
(d)	$109,798,585	109,637,600

Total short-term investments (cost $132,448,265)		$132,448,265

TOTAL INVESTMENTS

Total investments (cost $744,768,517) (b)		$1,006,633,789

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/08 (aggregate face value $47,968,841) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,010,805	$8,591,480	7/16/08	$419,325
British Pound	10,059,003	10,070,989	6/18/08	(11,986)
Canadian Dollar	10,397,285	10,196,904	7/16/08	200,381
Euro	1,964,492	1,934,968	6/18/08	29,524
Japanese Yen	14,525,840	14,677,469	8/20/08	(151,629)
Swedish Krona	593,648	576,516	6/18/08	17,132
Swiss Franc	1,906,060	1,920,515	6/18/08	(14,455)

Total				$488,292

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/08 (aggregate face value $236,917,237) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$16,552,562	$16,449,849	6/18/08	$(102,713)
Euro	155,412,348	153,519,634	6/18/08	(1,892,714)
Hong Kong Dollar	3,306,904	3,311,007	8/20/08	4,103
Norwegian Krone	64,517,498	63,636,747	6/18/08	(880,751)

Total				$(2,872,075)

FUTURES CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	43	$15,056,450	Jun-08	$578,614

NOTES

(a) Percentages indicated are based on net assets of $896,028,580.

(b) The aggregate identified cost on a tax basis is $744,980,032, resulting in gross unrealized appreciation and depreciation of $276,497,618 and $14,843,861, respectively, or net unrealized appreciation of $261,653,757.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2008, the value of securities loaned amounted to $108,064,608. The fund received cash collateral of $109,637,600 which is pooled with collateral of other Putnam funds into 73 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $407,861 for the period ended May 31, 2008. During the period ended May 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $176,238,925 and $153,428,260, respectively.

(S) Securities on loan, in part or in entirety, at May 31, 2008.

At May 31, 2008, liquid assets totaling $17,440,233 have been designated as collateral for open forward contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at May 31, 2008 (as a percentage of Portfolio Value):

United States	50.9%
United Kingdom	8.9
Norway	7.6
France	7.2
Italy	6.6
Canada	4.8
Russia	3.8
Germany	1.9
Luxembourg	1.8
Netherlands	1.3
China	1.2
Spain	1.0
Switzerland	1.0
Australia	0.9
Ireland	0.6
Kazakhstan	0.5

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2008